Basis of Presentation Basis of Presentation (Tables)	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 29, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements
The following represents the condensed financial information for Merger Subsidiary for the period February 8, 2013 to April 28, 2013 and as at April 28, 2013:

Hawk Acquisition Sub, Inc. (Successor)

Condensed Statement of Operations
For the Period from February 8, 2013 through April 28, 2013

February 8 - April 28, 2013
(In thousands)
Merger related costs	$19,713
Operating loss	(19,713)
Unrealized loss on derivative instrument	(65,294)
Interest Expense, net	(10,743)
Loss from continuing operations before income tax	(95,750)
Benefit from income taxes	37,842
Net loss	$(57,908)

Condensed Balance Sheet
Hawk Acquisition Sub, Inc. (Successor)

Condensed Balance Sheet
As of April 28, 2013

April 28, 2013
(In thousands)
Cash	$3,011,750
Other assets	125,231
Total assets	$3,136,981

Notes payable	$3,100,000
Other liabilities	94,889
Total liabilities	3,194,889
Shareholder's deficit	(57,908)
Total liabilities and shareholder's deficit	$3,136,981

Successor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of December 29, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS	(In thousands)
Current assets:
Cash and cash equivalents	$—	$48,396	$943,741	$1,466,855	$—	$2,458,992
Trade receivables	—	—	—	1,099,655	—	1,099,655
Other receivables	—	39,816	15,406	189,306	—	244,528
Receivables due from affiliates	—	83,618	21,752	60,974	(166,344)	—
Inventories:
Finished goods and work-in-process	—	—	452,230	686,143	—	1,138,373
Packaging material and ingredients	—	—	101,332	195,691	—	297,023
Total inventories	—	—	553,562	881,834	—	1,435,396
Prepaid expenses	—	12,784	25,560	127,870	(21,118)	145,096
Short-term lending due from affiliates	—	1,807,502	32,777	602,059	(2,442,338)	—
Other current assets	—	—	50,720	51,239	(41,501)	60,458
Total current assets	—	1,992,116	1,643,518	4,479,792	(2,671,301)	5,444,125
Property, plant and equipment:
Property, plant and equipment, gross	—	238,618	804,277	1,786,596	—	2,829,491
Less accumulated depreciation	—	15,064	54,016	96,919	—	165,999
Total property, plant and equipment, net	—	223,554	750,261	1,689,677	—	2,663,492
Other non-current assets:
Goodwill	—	—	8,554,726	6,515,336	—	15,070,062
Investments in subsidiaries	16,297,416	26,033,700	15,500,336	—	(57,831,452)	—
Trademarks, net	—	4,659,800	624,300	6,846,773	—	12,130,873
Other intangibles, net	—	804,370	666,472	887,939	—	2,358,781
Long-term lending due from affiliates	—	—	3,305,383	202,767	(3,508,150)	—
Other non-current assets	—	687,059	107,682	538,070	(27,796)	1,305,015
Total other non-current assets	16,297,416	32,184,929	28,758,899	14,990,885	(61,367,398)	30,864,731
Total assets	$16,297,416	$34,400,599	$31,152,678	$21,160,354	$(64,038,699)	$38,972,348

Successor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of December 29, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS EQUITY	(In thousands)
Current liabilities:
Short-term debt	$—	$—	$—	$143,689	$—	$143,689
Short-term lending due to affiliates	—	9,589	2,408,903	23,846	(2,442,338)	—
Portion of long-term debt due within one year	—	95,000	430	12,335	—	107,765
Trade payables	—	13,389	326,636	852,049	—	1,192,074
Payables due to affiliates	—	49,265	60,488	56,594	(166,347)	—
Other payables	—	16,349	2,569	129,275	—	148,193
Accrued marketing	—	—	80,892	289,437	—	370,329
Other accrued liabilities	—	217,074	157,824	406,841	(21,118)	760,621
Income taxes	—	192,282	2,120	49,287	(41,501)	202,188
Total current liabilities	—	592,948	3,039,862	1,963,353	(2,671,304)	2,924,859
Long-term debt and other non-current liabilities:
Long-term debt	—	12,568,819	1,772,244	276,583	—	14,617,646
Long-term borrowings due to affiliates	—	2,000,000	202,766	1,554,630	(3,757,396)	—
Deferred income taxes	—	2,569,192	171,737	1,419,974	—	4,160,903
Non-pension post-retirement benefits	—	—	169,664	54,504	(27,796)	196,372
Other non-current liabilities	—	372,224	35,989	121,212	—	529,425
Total long-term debt and other non-current liabilities	—	17,510,235	2,352,400	3,426,903	(3,785,192)	19,504,346
Commitments and contingent liabilities (See Note 18)
Redeemable noncontrolling interest	—	—	—	29,885	—	29,885
Total shareholders' equity	16,297,416	16,297,416	25,760,416	15,524,371	(57,582,203)	16,297,416
Noncontrolling interest	—	—	—	215,842	—	215,842
Total equity	16,297,416	16,297,416	25,760,416	15,740,213	(57,582,203)	16,513,258
Total liabilities and equity	$16,297,416	$34,400,599	$31,152,678	$21,160,354	$(64,038,699)	$38,972,348

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of April 28, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS	(In thousands)
Current assets:
Cash and cash equivalents	NA	$5	$137,604	$2,339,090	$—	$2,476,699
Trade receivables	NA	—	—	872,864	—	872,864
Other receivables	NA	56,262	12,536	132,190	—	200,988
Receivables due from affiliates	NA	44,249	20,291	46,945	(111,485)	—
Inventories:
Finished goods and work-in-process	NA	—	355,022	721,757	—	1,076,779
Packaging material and ingredients	NA	—	74,397	181,521	—	255,918
Total inventories	NA	—	429,419	903,278	—	1,332,697
Prepaid expenses	NA	13,534	45,218	101,906	—	160,658
Short-term lending due from affiliates	NA	669,413	30,854	2,325,431	(3,025,698)	—
Other current assets	NA	11,157	17,144	71,032	(7,677)	91,656
Total current assets	NA	794,620	693,066	6,792,736	(3,144,860)	5,135,562
Property, plant and equipment:
Property, plant and equipment, gross	NA	352,619	1,477,579	3,528,891	—	5,359,089
Less accumulated depreciation	NA	99,092	897,030	1,904,166	—	2,900,288
Total property, plant and equipment, net	NA	253,527	580,549	1,624,725	—	2,458,801
Other non-current assets:
Goodwill	NA	—	1,219,644	1,859,606	—	3,079,250
Investments in subsidiaries	NA	7,504,334	8,376,351	—	(15,880,685)	—
Trademarks, net	NA	90,438	126,096	820,749	—	1,037,283
Other intangibles, net	NA	25,781	87,140	265,266	—	378,187
Long-term lending due from affiliates	NA	—	2,525,858	190,110	(2,715,968)	—
Other non-current assets	NA	53,563	201,018	595,343	—	849,924
Total other non-current assets	NA	7,674,116	12,536,107	3,731,074	(18,596,653)	5,344,644
Total assets	NA	$8,722,263	$13,809,722	$12,148,535	$(21,741,513)	$12,939,007

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of April 28, 2013

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS EQUITY	(In thousands)
Current liabilities:
Short-term debt	NA	$1,100,000	$—	$37,181	$—	$1,137,181
Short-term lending due to affiliates	NA	9,589	843,810	2,172,299	(3,025,698)	—
Portion of long-term debt due within one year	NA	663,967	351,133	8,112	—	1,023,212
Trade payables	NA	14,628	390,160	905,221	—	1,310,009
Payables due to affiliates	NA	42,076	25,538	43,871	(111,485)	—
Other payables	NA	39,300	19,934	123,594	—	182,828
Accrued marketing	NA	—	59,404	254,526	—	313,930
Other accrued liabilities	NA	180,725	139,404	385,353	—	705,482
Income taxes	NA	36,064	2,386	83,457	(7,677)	114,230
Total current liabilities	NA	2,086,349	1,831,769	4,013,614	(3,144,860)	4,786,872
Long-term debt and other non-current liabilities:
Long-term debt	NA	1,447,902	2,159,880	240,557	—	3,848,339
Long-term borrowings due to affiliates	NA	2,000,000	636,900	367,824	(3,004,724)	—
Deferred income taxes	NA	147,604	316,390	214,571	—	678,565
Non-pension post-retirement benefits	NA	13,544	161,416	65,359	—	240,319
Other non-current liabilities	NA	225,333	61,340	219,889	—	506,562
Total long-term debt and other non-current liabilities	NA	3,834,383	3,335,926	1,108,200	(3,004,724)	5,273,785
Commitments and contingent liabilities (See Note 18)
Redeemable noncontrolling interest	NA	—	—	29,529	—	29,529
Total shareholders' equity	NA	2,801,531	8,642,027	6,949,902	(15,591,929)	2,801,531
Noncontrolling interest	NA	—	—	47,290	—	47,290
Total equity	NA	2,801,531	8,642,027	6,997,192	(15,591,929)	2,848,821
Total liabilities and equity	NA	$8,722,263	$13,809,722	$12,148,535	$(21,741,513)	$12,939,007

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of April 29, 2012

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS	(In thousands)
Current assets:
Cash and cash equivalents	NA	$39	$145,751	$1,184,651	$—	$1,330,441
Trade receivables	NA	—	—	815,600	—	815,600
Other receivables	NA	37,331	20,160	120,419	—	177,910
Receivables due from affiliates	NA	60,590	16,413	30,149	(107,152)	—
Inventories:
Finished goods and work-in-process	NA	—	360,748	721,569	—	1,082,317
Packaging material and ingredients	NA	—	73,366	173,668	—	247,034
Total inventories	NA	—	434,114	895,237	—	1,329,351
Prepaid expenses	NA	13,973	49,750	111,072	—	174,795
Short-term lending due from affiliates	NA	173,492	26,316	2,317,681	(2,517,489)	—
Other current assets	NA	8,170	8,016	45,628	(7,675)	54,139
Total current assets	NA	293,595	700,520	5,520,437	(2,632,316)	3,882,236
Property, plant and equipment:
Property, plant and equipment, gross	NA	299,031	1,517,923	3,449,607	—	5,266,561
Less accumulated depreciation	NA	71,156	890,045	1,821,222	—	2,782,423
Total property, plant and equipment, net	NA	227,875	627,878	1,628,385	—	2,484,138
Other non-current assets:
Goodwill	NA	—	1,220,543	1,964,984	—	3,185,527
Investments in subsidiaries	NA	6,897,973	8,042,894	—	(14,940,867)	—
Trademarks, net	NA	92,125	128,426	870,341	—	1,090,892
Other intangibles, net	NA	25,962	96,726	285,114	—	407,802
Long-term lending due from affiliates	NA	—	2,232,052	199,852	(2,431,904)	—
Other non-current assets	NA	43,675	235,637	653,386	—	932,698
Total other non-current assets	NA	7,059,735	11,956,278	3,973,677	(17,372,771)	5,616,919
Total assets	NA	$7,581,205	$13,284,676	$11,122,499	$(20,005,087)	$11,983,293

Predecessor
H. J. Heinz Corporation II and Subsidiaries

Condensed Consolidating Balance Sheets
As of April 29, 2012

	Holdings	Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS EQUITY	(In thousands)
Current liabilities:
Short-term debt	NA	$—	$—	$46,460	$—	$46,460
Short-term lending due to affiliates	NA	9,590	1,128,178	1,379,721	(2,517,489)	—
Portion of long-term debt due within one year	NA	186,869	1,946	11,433	—	200,248
Trade payables	NA	6,018	358,430	837,950	—	1,202,398
Payables due to affiliates		25,937	38,261	42,954	(107,152)	—
Other payables	NA	11,235	20,736	114,443	—	146,414
Accrued marketing	NA	—	64,218	238,914	—	303,132
Other accrued liabilities	NA	142,008	127,075	378,686	—	647,769
Income taxes	NA	22,762	2,612	83,841	(7,675)	101,540
Total current liabilities	NA	404,419	1,741,456	3,134,402	(2,632,316)	2,647,961
Long-term debt and other non-current liabilities:
Long-term debt	NA	1,997,767	2,527,429	254,785	—	4,779,981
Long-term borrowings due to affiliates	NA	2,000,000	342,462	708,977	(3,051,439)	—
Deferred income taxes	NA	144,631	345,776	327,521	—	817,928
Non-pension post-retirement benefits	NA	58,627	103,982	68,843	—	231,452
Other non-current liabilities	NA	217,172	113,868	250,350	—	581,390
Total long-term debt and other non-current liabilities	NA	4,418,197	3,433,517	1,610,476	(3,051,439)	6,410,751
Commitments and contingent liabilities (See Note 18)
Redeemable noncontrolling interest	NA	—	—	113,759	—	113,759
Total shareholders’ equity	NA	2,758,589	8,109,703	6,211,629	(14,321,332)	2,758,589
Noncontrolling interest	NA	—	—	52,233	—	52,233
Total equity	NA	2,758,589	8,109,703	6,263,862	(14,321,332)	2,810,822
Total liabilities and equity	NA	$7,581,205	$13,284,676	$11,122,499	$(20,005,087)	$11,983,293